Stockholders' Deficit	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Stockholders' Deficit [Abstract]
STOCKHOLDERS' DEFICIT
NOTE 6:-	STOCKHOLDERS’ DEFICIT

a.	The Common Stock confers upon their holders the right to participate and vote in general shareholder meetings of the Company and to share in the distribution of dividends, if any, declared by the Company, and rights to receive a distribution of assets upon liquidation.

b.	On December 11, 2017, the Company announced a notice of special meeting of stockholders, according to which, a special meeting of the stockholders was held on February 19, 2018, for the purpose of considering to grant the Company’s Board of Directors the authority, in its sole direction, to approve an amendment to the Company’s Certificate of Incorporation to effect a reverse stock split of the Company’s issued and outstanding Common Stock by a ratio of not less than 1-for-10 and not more than 1-for-200.

c.	On February 19, 2018, the stockholders of the Company approved a reverse stock split of the Company’s issued and outstanding Common Stock by a ratio of not less than 1-for-10 and not more than 1-for-200 at any time prior to February 19, 2019, with such ratio to be determined by the Company’s Board of Directors, in its sole discretion. On February 22, 2018, the Company’s Board of Directors approved a reverse stock split of the Company’s issued and outstanding Common Stock by a ratio of 1-for-24 (“Reverse Stock Split”).

For accounting purposes, all share and per share amounts for Common Stock, warrants stock, options stock and loss per share amounts have been adjusted to give retroactive effect to the Reverse Stock Split (see also Note 1d) for all periods presented in these Financial Statements. Any fractional shares that resulted from the Reverse Stock Split have been rounded up to the nearest whole share.

d.	On February 28, 2018, the Company received notices from existing stockholders and lenders to exercise 2016 Investment Right and 2017 Investment Rights and warrants issued in a private placement of Wize Israel that was completed in July and August 2017 (the “PIPE Warrants”) to purchase an aggregate of 788,658 shares of Common Stock. During the nine months ended September 30, 2018, the Company received the aggregate exercise price of approximately $1,148 and issued 788,658 shares of Common Stock as follows:

1.

144,168 PIPE Warrants were exercised into 144,168 shares of common stock by certain stockholder. The aggregate exercise price amounted to approximately $293 was received in cash. As of September 30, 2018, 759,869 PIPE Warrants remain outstanding.

2.

Certain holders of 2016 Investment Rights and 2017 Investment Rights exercised a portion of such rights and invested, in the aggregate, $854 for 217,442 and 427,048 respectively, shares of Common stock at an exercise price per share of $1.308 and $1.332 per share, respectively. As of September 30, 2018, the remaining 2016 Investment Rights and 2017 Investment Rights amount to approximately $765.

e.

In April and June 2018, the Company issued 24,306 shares of Common Stock to two of its service providers in exchange for their services provided in 2018. The Company recognized an amount of $110 in its interim financial statements for the nine month period ended September 30, 2018 and an amount of approximately $15 will be recognized until the end of 2018.

f.

On May 10, 2018, the Company filed an amendment to the S-1 Registration Statement, for the purpose of registering (i) 922,330 shares of Common Stock that were outstanding as of that date; and (ii) 338,945 shares of Common Stock which are issuable upon conversion of the 2016 Loan and/or the 2017 Loan. The S-1 Registration Statement was declared effective by the SEC on July 12, 2018.

g.	In July 2018, the Company issued 67,778 shares of Common Stock to certain service providers in exchange for their services provided in 2018. The Company recognized an amount of $381 in its interim financial statements for the nine month period ended September 30, 2018.

h.	Stock-based compensation:

The 2012 Plan

In 2012, the Company’s Board of Directors approved the adoption of the 2012 Stock Incentive Plan (the “2012 Plan”).

An Israeli annex was subsequently adopted in 2013 to comply with the requirements set by the Israeli law in general and in particular with the provisions of section 102 of the Israeli tax ordinance. Under the 2012 Plan and Israeli annex, the Company may grant its officers, directors, employees and consultants, stock options, restricted stocks and Restricted Stock Units (“RSUs”) of the Company. Each Stock option granted shall be exercisable at such times and terms and conditions as the Company’s Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years. Upon the adoption of the 2012 Plan, the Company reserved for issuance 45,370 shares of Common Stock, $0.001 par value each.

As of September 30, 2018, the Company has 40,474 shares of Common Stock available for future grant under the 2012 Plan. As of September 30, 2018, under the 2012 Plan, the Company had options exercisable into 4,896 shares of Common Stock outstanding and exercisable.

The 2018 Plan

On February 22, 2018, the Company’s Board of Directors approved the adoption of the 2018 Stock Incentive Plan (the “2018 Plan”), including an Israeli annex to comply with Israeli law, in particular the provisions of section 102 of the Israeli Income Tax Ordinance.

Under the 2018 Plan, the Company may grant its employees, directors, consultants and/or contractors’ stock options, shares of Common Stock, restricted stock and restricted stock units of the Company. The Compensation Committee of the Board of Directors is currently serving as the administrator of the 2018 Plan. Each stock option granted is exercisable, unless otherwise determined by the administrator, in twelve equal installments over the three - year period from the date of grant. Unless otherwise determined by the administrator, the term of each award will be seven years.

The exercise price per share subject to each option will be determined by the administrator, subject to applicable laws and to guidelines adopted by the Board of Directors from time to time. In the event the exercise price is not determined by the administrator, the exercise price of an option will be equal to the closing stock price of the Common Stock on the last trading day prior to the date of grant. Upon the adoption of the 2018 Plan, the Company’s Board of Directors reserved for issuance 2,500,000 shares of Common Stock. Through September 30, 2018, the Company granted 255,000 options to directors, officers and a consultant see also Note 6k and Note 6l.

i.

On March 1, 2018, the Company filed a certificate of amendment to its Certificate of Incorporation with the Secretary of State of the State of Delaware in order to effectuate the Reverse Stock Split (see also Note 6b).

j.

On April 4, 2018, the Company granted to its officers, directors and a consultant, 131,200 fully vested RSUs. The Company determined the fair value of the RSUs to be the quoted market price of the Company’s common stock units on the date of issuance. The aggregate fair value of these restricted stock units issued was $471, and was recognized during the three month period ended June 30, 2018.

k.	On April 4, 2018, the Company granted to its officers, directors and a consultant options exercisable into 229,500 shares of Common Stock and have exercise price of $3.59 per stock. The options will vest quarterly over a period of 36 months. The Company recognized $260 during the nine months period ended September 30, 2018.

l.

On August 15, 2018, the Company granted to its consultant options exercisable into 25,500 shares of Common Stock at an exercise price of $4.50 per share of Common stock. The options will vest quarterly over a period of 36 months.

Transactions related to the grant of fully vested RSUs to officers, directors and a consultant during the period ended September 30, 2018, were as follows:

September 30,
2018

Opening balance	-
Granted	131,200

Outstanding as of September 30, 2018	131,200

Transactions related to the grant of options to employees and directors under the 2012 Plan during the period ended September 30, 2018, were as follows:

	As of September 30, 2018
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (in years)

Options outstanding as of December 31, 2017	4,896	$190.8	4.86
Granted	-	-	-

Options outstanding and exercisable as of September 30, 2018	4,896	$190.8	4.11

Transactions related to the grant of options to employees and directors under the 2018 Plan during the period ended September 30, 2018, were as follows:

	As of September 30, 2018
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (in years)

Options outstanding as of December 31, 2017	-	$-	-
Granted	255,000	$3.68	6.55

Options outstanding as of September 30, 2018	255,000	$3.68	6.55

Options exercisable as of September 30, 2018	19,125	$3.59	6.5

At September 30, 2018, there was $351 of total unrecognized compensation cost related to non-vested option grants that is expected to be recognized over a weighted-average period of 2.5 years. The intrinsic value of options outstanding and exercisable at September 30, 2018 was not significant.

The Company uses the Black-Scholes option-pricing model to estimate fair value of grants of stock options. With respect to grants of options, the risk-free rate of interest was based on the U.S. Treasury rates appropriate for the contractual term of the grant, expected volatility was calculated based on average volatility of the Company and five representative companies and expected term of stock-based grants of 3.63-5 years.

NOTE 12:-	STOCKHOLDERS’ DEFICIT

a.	The common stock confers upon their holders the right to participate and vote in general shareholder meetings of the Company and to share in the distribution of dividends, if any, declared by the Company, and rights to receive a distribution of assets upon liquidation.

b.	On December 11, 2017, the Company announced a notice of special meeting of stockholders, according to which, a special meeting of the stockholders was held on February 19, 2018, for the purpose of considering to grant the Company’s Board of Directors the authority, in its sole direction, to approve an amendment to the Company’s Certificate of Incorporation to effect a reverse stock split of the Company’s issued and outstanding common stock by a ratio of not less than 1-for-10 and not more than 1-for-200. On February 19, 2018, the stockholders of the Company approved a reverse stock split of the Company’s issued and outstanding common stock by a ratio of not less than one for ten and not more than one for two hundred at any time prior to February 19, 2019, with such ratio to be determined by the Company’s Board of Directors, in its sole discretion. On February 22, 2018, the Company’s Board of Directors approved a reverse stock split of the Company’s issued and outstanding common stock by a ratio of 1-for-24 (“Reverse Stock Split”) (see also Note 15g).

For accounting purposes, all share and per share amounts for Common Stock, warrants stock, options stock (including Right for Future Investment and Investment Option) and loss per share amounts have been adjusted to give retroactive effect to the Reverse Stock Split (see also Note 1d) for all periods presented in these consolidated financial statements. Any fractional shares that resulted from the Reverse Stock Split have been rounded up to the nearest whole share.

c.	Equity investment:

On June 23, 2017, Wize Israel entered into a Private Placement Agreement (the “2017 PIPE Agreements”) with each of Eliahu Peretz (“Peretz”), Yaacov Zrachia (“Zrachia”), Simcha Sadan (“Sadan”) and Jonathan Brian Rubini (“Rubini”, and together with Peretz, Zrachia and Sadan, the “2017 PIPE Investors”). Pursuant to the 2017 PIPE Agreements, the 2017 PIPE Investors agreed to invest a total of NIS 3,490,000 (approximately $966) in exchange for a total of 860,987 ordinary shares of Wize Israel (the “2017 PIPE”), at a price per share of NIS 4.05 (approximately $1.15), with Peretz undertaking to invest NIS 490,000 (approximately $139 according to the exchange rate as of June 23, 2017) in exchange for the private placement of 120,884 ordinary shares of Wize Israel (the “Peretz Investment”) and each of Zrachia, Sadan and Rubini (the “Other Investors”) undertaking to invest NIS 1,000,000 (approximately $282 according to the exchange rate as of June 23, 2017) in exchange for the private placement of 246,701 ordinary shares of Wize Israel each (together, the “Other Investments”).

Subject to the Closing Date of the Merger (see also Note 1d), Wize Israel also undertook to cause the Company to grant warrants to each of the 2017 PIPE Investors Warrants, with each Warrant being exercisable into one share of the Company’s common stock, par value $0.001 per share (the “Common Stock”), with a term of three years from the date of grant. According to the 2017 PIPE Agreements, the number of Warrants and the exercise price thereof will reflect, prior to giving effect to an adjustment based on the Exchange Ratio, (i) 30,625 warrants to Peretz and (ii) 62,500 warrants to each of the Other Investors, each warrant exercisable into one ordinary share of Wize Israel, at an exercise price of NIS 28.8 per share (approximately $8.4 according to the exchange rate as of December 31, 2017). According to the Exchange Ratio, Peretz was granted 126,928 Warrants exercisable into Common Stock and each of the Other Investors was granted 259,036 Warrants exercisable into Common Stock.

Sadan’s commitment to provide his portion of the Other Financing was conditioned upon Wize Israel not raising more than NIS 3,500,000 (approximately $988 according to the exchange rate as of June 23, 2017) and not less than NIS 2,000,000 (approximately $565 according to the exchange rate as of June 23, 2017) in the 2017 PIPE, including the amount to be invested by Sadan.

On June 22, 2017, Ridge provided notice to Wize Israel that it has waived its right to adjust the 2017 Loan Conversion Price in connection with the Peretz Investment. In July 2017, Wize Israel completed the Peretz Investment and Other Investments. However, Ridge did not waive its right to adjust the 2017 Loan Conversion Price in connection with the Other Investments.

As a result of the Peretz Investment and Other Investments, the current 2017 Loan Conversion Price for Rimon Gold, Fisher and Ridge was adjusted from NIS 24.00 (approximately $6.72 according to the exchange rate as of June 23, 2017) to NIS 16.8 (approximately $4.8 according to the exchange rate as of June 23, 2017) and as a result of the Merger, the 2017 Loan Conversion Price of NIS16.8 (approximately $4.8) was adjusted in accordance with the Exchange Ratio to NIS 4.05 (approximately $1.15). As a result of the 2017 Loan Amendment, the aggregate principal amount of the 2017 Loan is $822,144 and the 2017 Loan Conversion Price was adjusted to $1.1112.

During the period ended December 31, 2017, the investment amount of NIS 3,490,000 (approximately $1 million according to the exchange rate as of December 31, 2017) from Peretz Investment and Other Investments has been received and the Company issued a total of 860,987 ordinary shares and the warrants described above.

d.	See Notes 8a and 8b regarding the Rights to Future Investment in the Company.

e.	Treasury shares:

Wize Israel had a negligible number and rate of shares from the issued capital originating from purchases prior to its Creditors’ Arrangement in 2015, the historic accumulated cost of which amounted to $747.

All shares of Wize Israel held immediately prior to the Closing Date of the Merger by Wize Israel as treasury stock or otherwise, if any, and by the Company or any direct or indirect wholly owned subsidiary of the Company, were cancelled and no payment will be made with respect to those shares. Each issued and outstanding share of Merger Sub’s ordinary shares converted into one ordinary share of the post-merger Wize Israel, which will represent the only outstanding shares of capital stock of the post-merger Wize Israel from and after the Closing Date of the Merger.

f.	Stock based-compensation:

In 2012, the Company’s Board of Directors approved the adoption of the 2012 Stock Incentive Plan (the “2012 Plan”). An Israeli annex was subsequently adopted in 2013 to comply with the requirements set by the Israeli law in general and in particular with the provisions of section 102 of the Israeli tax ordinance. Under the 2012 Plan and Israeli annex, the Company may grant its officers, directors, employees and consultants, stock options, restricted stocks and Restricted Stock Units (“RSUs”) of the Company. Each Stock option granted shall be exercisable at such times and terms and conditions as the Company’s Board of Directors may specify in the applicable option agreement, provided that no option will be granted with a term in excess of 10 years. Upon the adoption of the 2012 Plan, the Company reserved for issuance 45,370 shares of Common Stock. As of December 31, 2017, the Company has 40,474 shares of Common Stock available for future grant under the 2012 Plan. As noted in Note 15e, the Company’s Board of Directors approved the adoption of the 2018 Stock Incentive Plan.

As of August 20, 2015, Wize Israel’s Board of Directors authorized through its 2015 Incentive Option Plan (the “2015 Plan”), the grant of options to officers, directors, advisors, management and other key employees. Wize Israel reserved for grants of options up to 2,000,000 of its Ordinary Shares. The exercise price and the vesting schedule of the options granted will be subject to Wize Israel’s Board of Directors discretion and expire 2 years after the ending of the vesting schedule on each batch. As noted in Note 1d, upon the Closing Date of the Merger, all the outstanding options under 2015 Plan have been cancelled.

Transactions related to the grant of options to employees and directors under the 2012 Plan during the year ended December 31, 2017, were as follows:

	Year ended December 31, 2017
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding at beginning of year	4,896	$0.33	3.86
Granted	-	-

Options outstanding and exercisable at end of year	4,896	$0.33	4.86

Transactions related to the grant of options to employees and directors under the 2015 Plan during the year ended December 31, 2017, were as follows:

	Year ended December 31, 2017
	Number of options	Weighted average exercise price	Weighted average remaining contractual life

Options outstanding at beginning of year	109,659	$3.7	2.16
Exercised (*)	(31,439)	0.82
Expired (see Note 12f)	(78,220)	-

Options outstanding and exercisable at end of year	-	$-	-

(*)	On October 26, 2017 (prior to the merger transaction as described in Note 1d), the chairman of the Board of Directors of Wize Israel (“Chairman”) exercised 25,904 stock options into 25,904 ordinary shares of Wize Israel at an exercise price per share of NIS 2.89 (approximately $0.82) for a total amount of $21. On November 8, 2017, the Chairman exercised additional 5,535 stock options into 5,535 ordinary shares of Wize Israel on a cashless exercise basis.

The aggregate intrinsic value represents the total intrinsic value (the difference between the deemed fair value of the Company’s Common Stock on the last day of fiscal 2017 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2017. This amount is impacted by the changes in the fair value of the Company’s shares.

The stock-based compensation expense amounting to $33 and $65 during the years ended December 31, 2017 and 2016 was recognized as part of general and administrative expenses in the consolidated statements of comprehensive loss.

On February 22, 2018, the Company’s Board of Directors approved the adoption of the 2018 Stock Incentive Plan, including an Israeli annex, in order to grant to its employees, directors, consultants and/or contractors’ stock options, shares of Common Stock, restricted stock and restricted stock units of the Company (see also Note 15e).